Share-Based Compensation - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) yr shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share proceeds amount	$ 11,983	$ 10,824	$ 11,151	$ 9,960
Payroll taxes	$ 102	98	96
Performance period (in years)	3 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
PSU vesting (in percent)	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
PSU vesting (in percent)	200.00%
Additional Paid-In Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share proceeds amount	$ 24,220	24,014	24,027	$ 23,831
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses	205	187	148
Payroll taxes	$ 4	$ 2	21
Lookback period (in years)	2 years 9 months 29 days	2 years 10 months 2 days
Share Options | Additional Paid-In Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share proceeds amount	$ 5	$ 1
Share Incentive Plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options available for future grant (in shares) | shares	3,600,000	3,600,000
Equity Compensation Plan 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options available for future grant (in shares) | shares	12,000,000.0	14,700,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.30%
Vesting period (in years)	1 year
Unrecognized compensation costs	$ 169	$ 115	$ 107
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation costs	$ 65	$ 36
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee subscription rate (as a percent)	10.00%
Maximum employee subscription (in shares) | shares	2,500
Granted (in shares) | yr	50
Matching contribution (as a percent)	20.00%
Employee Stock Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available (in shares) | shares	7,500,000
Commencement period (in years)	8 years
Annual increase (in percent)	0.25%
Maximum grant limit (in shares) | shares	18,800,000
Shares issued (in shares) | shares	800,000